Discontinued Operations And Other Disposition (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended		0 Months Ended	1 Months Ended			3 Months Ended
	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2012	Jan. 02, 2012	Jul. 31, 2011	May 30, 2012	Feb. 29, 2008	Dec. 31, 2014
Discontinued Operations And Other Dispositions [Line Items]
Proceeds from sale of regulated water operations	$ 3,400,000
Gain (loss) on sale	1,025,000
Gain (loss) on sale, after tax	615,000
Deferred Income Tax Expense (Benefit), Total		31,477,000	26,699,000	77,217,000
Percentage of utility system that assets represent	0.04%
Florida [Member]
Discontinued Operations And Other Dispositions [Line Items]
Number of customers						38,000
Sale transactions		5
Proceeds from sale of regulated water operations					88,934,000
Gain (loss) on sale					21,178,000
Gain (loss) on sale, after tax					13,766,000
Maine [Member]
Discontinued Operations And Other Dispositions [Line Items]
Number of customers								16,000
Liabilities assumed by the purchaser for the sale of regulated water operations								17,364,000
Proceeds from sale of regulated water operations							36,870,000
Gain (loss) on sale							17,699,000
Gain (loss) on sale, after tax							10,821,000
Deferred Income Tax Expense (Benefit), Total				4,008,000
New York [Member]
Discontinued Operations And Other Dispositions [Line Items]
Number of customers								51,000
Liabilities assumed by the purchaser for the sale of regulated water operations								23,000,000
Proceeds from sale of regulated water operations									36,688,000
Gain (loss) on sale				(2,736,000)
Gain (loss) on sale, after tax				(1,874,000)
Deferred Income Tax Expense (Benefit), Total				3,245,000
Ohio [Member]
Discontinued Operations And Other Dispositions [Line Items]
Number of customers									59,000
Indiana [Member]
Discontinued Operations And Other Dispositions [Line Items]
Gain (loss) on sale										0	29,210,000
Gain (loss) on sale, after tax											17,611,000
Percentage of utility system that assets represent										0.30%
Initial valuation payment										16,911,000
Remaining payment for Northern and Southern assets		50,100,000									50,100,000
Total payment for Northern and Southern Indiana Assets		$ 67,011,000